Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Schedule of Financial Assets Measured at Fair Value	The Company’s financial assets measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2023 and 2022:
	December 31, 2023
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$813	$813	$-	$-
Short term deposits	26,507	26,507	-	-
Restricted cash	413	413	-	-
Total financial assets	$27,733	$27,733	$-	$-
	December 31, 2022
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$49,945	$49,945	$-	$-
Short term deposits	299	299	-	-
Restricted cash	412	412	-	-
Total financial assets	$50,656	$50,656	$-	$-